J. & W. Seligman & Co.
                                  Incorporated

                                                         February 1, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:
      Fund                                                 File Numbers
      ----                                                 ------------

      Seligman Capital Fund, Inc.                          2-33566, 811-1886
      Seligman Cash Management Fund, Inc.                  2-56805, 811-2650
      Seligman Common Stock Fund, Inc.                     2-10835, 811-234
      Seligman Communications and Information Fund, Inc.   2-80168, 811-3596
      Seligman Frontier Fund, Inc.                         2-92487, 811-4078
      Seligman Global Fund Series, Inc.                    33-44186, 811-6485
      Seligman Growth Fund, Inc.                           2-10836, 811-229
      Seligman High-Yield Bond Series                      2-93076, 811-4103
      Seligman Income and Growth Fund, Inc.                2-10837, 811-525
      Seligman LaSalle Monthly Dividend Real Estate Fund   333-105799, 811-21365
      Seligman Value Fund Series, Inc.                     333-20621, 811-08031

      Dear Sir or Madam:

      Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are two (2) Supplements, dated February 1, 2005, to each of the above-referenced Fund's separate Prospectus and Statements of Additional Information.

      If you have any questions, please do not hesitate to contact me at (212) 850-1393.

                                                     Very truly yours,

                                                     /s/ Christine Brennan

                                                     Christine Brennan
                                                     Senior Paralegal
                                                     Law & Regulation Department

CB:cb

             100 Park Avenue New York, New York 10017 (212) 850-1864

              Supplement, dated February 1, 2005, to the following
                      Prospectuses of the Seligman Funds:

   Class I Shares Prospectus, each dated March 1, 2004, for Seligman Frontier
                Fund, Inc. and Seligman Global Fund Series, Inc.

            Class I Shares Prospectuses, each dated May 3, 2004, for
                          Seligman Capital Fund, Inc.,
     Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc.,
     Seligman High-Yield Bond Series, Seligman Income and Growth Fund, Inc.,
             Seligman LaSalle Monthly Dividend Real Estate Fund and
                        Seligman Value Fund Series, Inc.

Under the sub-heading "How to Buy Fund Shares", the last sentence of the first paragraph is amended and restated as follows:

Class I shares may be purchased only by (i) a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, (iii) any qualified or non-qualified employee benefit plan or arrangement ("Benefit Plan") with over $200 million in assets that is approved by Seligman Advisors and (iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or tax-exempt institution that makes an initial investment of $3,000,000 or more in Class I Shares of that Seligman fund. Each eligible investor will be required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the NSCC or other electronic means acceptable to SDC.

Under the sub-heading "Important Policies That May Affect Your Account", the following is added at the end of that section:

      o Close your account if your account remains below $250,000 for a period of at least six months.

 Supplement, dated February 1, 2005, to the Statement of Additional Information
                   for each of the following Seligman Funds:

Statement of Additional Information, dated March 1, 2004, for Seligman Frontier
                Fund, Inc. and Seligman Global Fund Series, Inc.

        Statements of Additional Information, each dated May 3, 2004, for
                          Seligman Capital Fund, Inc.,
     Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc.,
    Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc.,
               Seligman LaSalle Real Estate Fund Series, Inc. and
                        Seligman Value Fund Series, Inc.

Under the heading "Purchase, Redemption, and Pricing of Shares", the last sentence under the sub-heading "Class I" is amended and restated as follows:
Persons who are eligible to purchase Class I Shares of the Fund are described in the Prospectus for the Class I Shares.